EMPLOYEE BENEFIT LIABILITIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Total charges for defined contribution pension plans	$ 1,370	$ 1,304	$ 1,222
Amount of long service leave obligation	$ 735	$ 788